February 4, 2020
Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:
We were previously
principal accountants
for The Cushing MLP Infrastructure
Fund (the Fund)
and, under the date
of January 28, 2019,
we reported on the financial
statements of the
Fund as of and for the years
ended November 30, 2018
and 2017. On August 28, 2019,
we were dismissed. We
have read the Fund's statements
included under Item
13(a)(4) of its Form N-CSR dated
February 4, 2020,
and we agree with such statements,
except that we
are not in a position to agree
or disagree with the
Fund?s statement that the
change in accountants was
approved by the Audit
Committee of the Board of
Trustees.

Very truly yours,
KPMG LLP